Note A - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Basis of Presentation

Basis of Presentation

These consolidated financial statements include the assets and liabilities of Endurance Explorer Group, LLC and a wholly owned Panamanian subsidiary formed to hold the registry of a research vessel. Revenues and expenses in the subsidiary are included as of the date of its formation or acquisition. All material intercompany transactions have been eliminated.

The Company is a development stage company and during the nine months ended September 30, 2013 and 2012 and the years ended December 31, 2012 and 2011 and the period from inception (June 8, 2009) through September 30, 2013, significant losses have been incurred.  The Company has experienced negative cash flows from operations since the inception of the Company.  These circumstances result in substantial doubt as to the ability of the Company to continue as a going concern.  The Company will need to obtain additional funding in the future in order to finance its business strategy, operations and growth through the issuance of equity, debt or collaboration.  The failure to obtain this additional funding would be detrimental to the Company.  The accompanying financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.